Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DIMENSIONAL INVESTMENT GROUP INC.
Entity Central Index Key	0000861929
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Company Portfolio
Class Name	Institutional
Trading Symbol	DFUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Large Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.08%[1]
[1]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 21.37% for the Portfolio and 21.45% for the S&P 500 Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S.  equities had positive returns for the period. The portfolio generally invests in the stocks that comprise the S&P 500 Index in approximately the same proportions in which they are represented in the S&P 500 Index. Given this approach, the portfolio’s performance was generally determined by broad structural trends in the US equity market.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Large Company Portfolio – Institutional	21.37%	17.56%	14.57%
S&P 500® Index[1]	21.45%	17.64%	14.64%
[2]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 13,636,042,000
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 6,037,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$13,636,042
Number of Holdings	506
Net Advisory Fees Paid (Thousands)	$6,037
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	8.5%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.0%
Alphabet, Inc. A	2.8%
Meta Platforms, Inc. A	2.4%
Alphabet, Inc. C	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc.	1.5%

Sector Allocation (% of Total Investments)
Information Technology	36.1%
Financials	12.9%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Real Estate	1.8%
Materials	1.7%
[3],[4]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Value Portfolio
Class Name	Institutional
Trading Symbol	DFIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA International Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.28%1,[2]
[5],[6]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.28%	[5],[6]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 32.03% for the Portfolio and 29.49% for the MSCI World ex USA Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA International Value Portfolio – Institutional	32.03%	19.58%	9.02%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Value Index (net div.)	29.49%	17.25%	7.84%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 11,657,159,000
Holdings Count | $ / shares	519
Advisory Fees Paid, Amount	$ 24,965,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$11,657,159
Number of Holdings	519
Net Advisory Fees Paid (Thousands)	$24,965
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	4.0%
TotalEnergies SE	2.4%
Banco Santander SA	2.1%
SoftBank Group Corp.	2.0%
Zurich Insurance Group AG	1.5%
Barrick Mining Corp.	1.3%
Toronto-Dominion Bank	1.2%
Toyota Motor Corp.	1.2%
Lloyds Banking Group PLC	1.1%
UBS Group AG	1.1%

Top Countries (% of Total Investments)
Japan	21.9%
United Kingdom	12.9%
Canada	11.6%
France	9.5%
Switzerland	9.2%
Germany	8.3%
Australia	5.7%
Netherlands	4.1%
Spain	3.8%
Sweden	2.4%
[7],[8]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Two-Year Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Two-Year Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.21%[1]
[9]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%	[9]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.50% for the Portfolio and 5.06% for the ICE BofA 1-3 Year US Corporate & Government Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Two-Year Fixed Income Portfolio – Institutional	4.50%	1.97%	1.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA 1-3 Year US Corporate & Government Index[1]	5.06%	1.86%	1.99%
[10]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 117,311,000
Holdings Count | $ / shares	141
Advisory Fees Paid, Amount	$ 151,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$117,311
Number of Holdings	141
Net Advisory Fees Paid (Thousands)	$151
Portfolio Turnover Rate	69%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	42.2%
Foreign Government	36.9%
U.S. Government	11.5%
Energy	6.0%
Consumer, Cyclical	2.0%
Consumer, Non-cyclical	1.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	71.9%
1 to 3 Years	28.1%
[11]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Two-Year Government Portfolio
Class Name	Institutional
Trading Symbol	DFYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Two-Year Government Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.17%[1]
[12]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%	[12]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.33% for the Portfolio and 4.83% for the ICE BofA 1-3 Year US Treasury & Agency Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term government bonds outperforming shorter-term government bonds.
Relative to the benchmark, the Portfolio’s:
•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Two-Year Government Portfolio – Institutional	4.33%	1.97%	1.46%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA 1-3 Year US Treasury & Agency Index[1]	4.83%	1.65%	1.74%
[13]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 138,148,000
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 145,000
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$138,148
Number of Holdings	28
Net Advisory Fees Paid (Thousands)	$145
Portfolio Turnover Rate	66%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
Less than 1 Year	75.6%
1 to 3 Years	24.4%
[14]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Equity Portfolio
Class Name	Institutional
Trading Symbol	DGEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.25%[1]
[15]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[15]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 18.43% for the Portfolio and 22.00% for the MSCI All Country World IMI Index (net dividends) the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. US stocks underperformed developed ex  US and emerging markets stocks.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Greater weight in U.S. stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Global Equity Portfolio – Institutional	18.43%	15.44%	11.40%
MSCI All Country World IMI Index (net div.)	22.00%	14.26%	11.04%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 10,443,968,000
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 2,934,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$10,443,968
Number of Holdings	6
Net Advisory Fees Paid (Thousands)	$2,934
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Core Equity 2 Portfolio	53.9%
U.S. Core Equity 1 Portfolio	18.0%
International Core Equity 2 Portfolio	17.9%
Emerging Markets Core Equity 2 Portfolio	8.4%
DFA Real Estate Securities Portfolio	1.3%
DFA International Real Estate Securities Portfolio	0.5%
[16]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Allocation 60/40 Portfolio
Class Name	Institutional
Trading Symbol	DGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Allocation 60/40 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.24%[1]
[17]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%	[17]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 13.24% for the Portfolio and 14.95% for the Portfolio’s custom benchmark, a hypothetical composite index composed of 60% S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, and 40% ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the S&P Global BMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps.

•
Global bond yield changes were mixed during the period. Realized term premiums were positive in the short- to intermediate-term maturity range, with intermediate-term bonds outperforming short-term bonds. Credit spreads remained narrow throughout the period. Realized credit premiums were positive, with corporate bonds outperforming government bonds.

Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•
Inclusion of intermediate-term bonds contributed positively as intermediate-term bonds outperformed bonds in the one- to three-year maturity range. Inclusion of corporate bonds also contributed to performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Global Allocation 60/40 Portfolio – Institutional	13.24%	9.85%	8.01%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.88%
Global 60/40 Fund Custom Benchmark[1]	14.95%	9.38%	7.53%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	4.87%	2.11%	2.01%
[18],[19]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,666,093,000
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 990,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$3,666,093
Number of Holdings	12
Net Advisory Fees Paid (Thousands)	$990
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Core Equity 2 Portfolio	32.4%
DFA Selectively Hedged Global Fixed Income Portfolio	14.9%
U.S. Core Equity 1 Portfolio	10.9%
International Core Equity 2 Portfolio	10.8%
DFA Short-Term Extended Quality Portfolio	9.8%
Emerging Markets Core Equity 2 Portfolio	5.2%
DFA Global Core Plus Fixed Income Portfolio	5.0%
DFA Five-Year Global Fixed Income Portfolio	4.9%
DFA Inflation-Protected Securities Portfolio	2.5%
DFA World ex U.S. Government Fixed Income Portfolio	2.5%
[20]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Allocation 25/75 Portfolio
Class Name	Institutional
Trading Symbol	DGTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Allocation 25/75 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.24%[1]
[21]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%	[21]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 8.38% for the Portfolio and 9.01% for the Portfolio’s custom benchmark, a hypothetical composite index composed of 25% S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, and 75% ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark.
PERFORMANCE HIGHLIGHTS
•
Global stocks had positive returns for the period. As measured by the S&P Global BMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps.

•
Global bond yield changes were mixed during the period. Realized term premiums were positive in the short- to intermediate-term maturity range, with intermediate-term bonds outperforming short-term bonds. Credit spreads remained narrow throughout the period. Realized credit premiums were positive, with corporate bonds outperforming government bonds.

Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.
•
Inclusion of intermediate-term bonds contributed positively as intermediate-term bonds outperformed bonds in the one- to three-year maturity range. Inclusion of corporate bonds also contributed to performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Global Allocation 25/75 Portfolio – Institutional	8.38%	5.15%	4.60%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.37%
Global 25/75 Fund Custom Benchmark[1]	9.01%	5.18%	4.37%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	4.87%	2.11%	2.01%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.88%
[22],[23]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 666,105,000
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 227,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$666,105
Number of Holdings	11
Net Advisory Fees Paid (Thousands)	$227
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA Short-Term Extended Quality Portfolio	30.0%
DFA Two-Year Global Fixed Income Portfolio	30.0%
U.S. Core Equity 2 Portfolio	13.5%
DFA Inflation-Protected Securities Portfolio	11.0%
U.S. Core Equity 1 Portfolio	4.5%
International Core Equity 2 Portfolio	4.5%
DFA World ex U.S. Government Fixed Income Portfolio	4.0%
Emerging Markets Core Equity 2 Portfolio	2.1%
DFA Real Estate Securities Portfolio	0.3%
DFA International Real Estate Securities Portfolio	0.1%
[24]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Value Portfolio III
Class Name	Institutional
Trading Symbol	DFVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA International Value Portfolio III (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.24%1,[2]
[25],[26]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.24%	[25],[26]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 32.03% for the Portfolio and 29.49% for the MSCI World ex USA Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA International Value Portfolio III – Institutional	32.03%	19.64%	9.13%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Value Index (net div.)	29.49%	17.25%	7.84%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,238,759,000
Holdings Count | $ / shares	519
Advisory Fees Paid, Amount	$ 6,345,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$3,238,759
Number of Holdings	519
Net Advisory Fees Paid (Thousands)	$6,345
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	4.0%
TotalEnergies SE	2.4%
Banco Santander SA	2.1%
SoftBank Group Corp.	2.0%
Zurich Insurance Group AG	1.5%
Barrick Mining Corp.	1.3%
Toronto-Dominion Bank	1.2%
Toyota Motor Corp.	1.2%
Lloyds Banking Group PLC	1.1%
UBS Group AG	1.1%

Top Countries (% of Total Investments)
Japan	21.9%
United Kingdom	12.9%
Canada	11.6%
France	9.5%
Switzerland	9.2%
Germany	8.3%
Australia	5.7%
Netherlands	4.1%
Spain	3.8%
Sweden	2.4%
[27],[28]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Value Portfolio III
Class Name	Institutional
Trading Symbol	DFUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Large Cap Value Portfolio III (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.14%1,[2]
[29],[30]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%	[29],[30]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 9.60% for the Portfolio and 11.15% for the Russell 1000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Emphasis on stocks with higher profitability detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Large Cap Value Portfolio III – Institutional	9.60%	15.27%	9.97%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,963,388,000
Holdings Count | $ / shares	339
Advisory Fees Paid, Amount	$ 4,135,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$3,963,388
Number of Holdings	339
Net Advisory Fees Paid (Thousands)	$4,135
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	2.7%
Johnson & Johnson	2.6%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Berkshire Hathaway, Inc.	1.9%
UnitedHealth Group, Inc.	1.9%
Wells Fargo & Co.	1.8%
Micron Technology, Inc.	1.5%
Goldman Sachs Group, Inc.	1.3%

Sector Allocation (% of Total Investments)
Financials	23.9%
Health Care	15.6%
Industrials	14.2%
Information Technology	12.7%
Energy	12.1%
Materials	6.2%
Communication Services	6.0%
Consumer Discretionary	4.8%
Consumer Staples	4.0%
Real Estate	0.5%
[31],[32]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Portfolio II
Class Name	Institutional
Trading Symbol	DFETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Portfolio II (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.35%1,[2]
[33],[34]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%	[33],[34]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 27.78% for the Portfolio and 27.91% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with higher profitability contributed.
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Emerging Markets Portfolio II – Institutional	27.78%	10.00%	8.42%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 72,766,000
Holdings Count | $ / shares	2,162
Advisory Fees Paid, Amount	$ 151,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$72,766
Number of Holdings	2,162
Net Advisory Fees Paid (Thousands)	$151
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.7%
SK Hynix, Inc.	2.1%
Alibaba Group Holding Ltd.	1.3%
Alibaba Group Holding Ltd.	1.2%
PDD Holdings, Inc.	0.9%
Meituan B	0.8%
Hon Hai Precision Industry Co. Ltd.	0.7%
HDFC Bank Ltd.	0.7%

Top Countries (% of Total Investments)
China	26.0%
Taiwan	21.1%
India	16.6%
South Korea	13.9%
Brazil	3.4%
South Africa	3.2%
Saudi Arabia	3.1%
Mexico	1.8%
United Arab Emirates	1.6%
Malaysia	1.4%
[35],[36]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[2]
1	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

[3]
Excludes short-term investments and collateral for loaned securities, if any.

[4]
Excludes short-term investments and collateral for loaned securities, if any.

[5]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[6]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[7]
Excludes short-term investments and collateral for loaned securities, if any.

[8]
Excludes short-term investments and collateral for loaned securities, if any.

[9]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[10]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[11]
†	Excludes cash investments and collateral for loaned securities, if any.

[12]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[13]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[14]
†	Excludes cash investments and collateral for loaned securities, if any.

[15]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[16]
†	Excludes cash investments, if any.

[17]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[18]
1	The Global 60/40 Composite Index is an unmanaged hypothetical index composed of 60% S&P Global BMI Index (net dividends) and 40% ICE BofA 1-3 Year Global Government Index (hedged to USD).

[19]
2	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[20]
†	Excludes cash investments, if any.

[21]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[22]
1	The Global 25/75 Composite Index is an unmanaged hypothetical index composed of 25% S&P Global BMI Index (net dividends) and 75% ICE BofA 1-3 Year Global Government Index (hedged to USD).

[23]
2	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[24]
†	Excludes cash investments, if any.

[25]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[26]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[27]
Excludes short-term investments and collateral for loaned securities, if any.

[28]
Excludes short-term investments and collateral for loaned securities, if any.

[29]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[30]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[31]
Excludes short-term investments and collateral for loaned securities, if any.

[32]
Excludes short-term investments and collateral for loaned securities, if any.

[33]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[34]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[35]
Excludes short-term investments and collateral for loaned securities, if any.

[36]
Excludes short-term investments and collateral for loaned securities, if any.